Business Segment Information - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Apr. 30, 2024 USD ($)	Oct. 30, 2023 CAD ($)	Oct. 10, 2023 USD ($)
Disclosure of operating segments [line items]
Percentage of customer in Royalty segment	64.00%	45.00%	56.00%
Revenue from external customers	$ 54,944	$ 63,689	$ 71,291
Operator agreement						$ 75
Pre-filing amounts					$ 12,354
DIP Facility
Disclosure of operating segments [line items]
Operator agreement				$ 125
Other Countries
Disclosure of operating segments [line items]
Revenue from external customers	$ 0	$ 0	$ 0